Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock Issued and Outstanding	Capital in Excess of Par Value	Deficit	Noncontrolling Interests in Omagine LLC
Balances at Dec. 31, 2014	$ (479,188)	$ 16,878	$ 32,252,954	$ (32,669,399)	$ (79,621)
Balances (in shares) at Dec. 31, 2014		16,878,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 37	76,213
Issuance of Common Stock for 401(k) Plan contribution, Shares		36,483
Issuance of Common Stock for Directors' Stock Compensation for services	100,000	$ 50	99,950
Issuance of Common Stock for Directors' Stock Compensation for services, Shares		50,000
Issuance of restricted Common Stock for cash	1,239,700	$ 1,230	1,238,470
Issuance of restricted Common Stock for cash, Shares		1,230,886
Issuance of Common Stock to an Executive Officer in payment of salaries payable	120,000	$ 100	119,900
Issuance of Common Stock to an Executive Officer in payment of salaries payable, Shares		100,000
Issuance of Common Stock under SEDA	25,000	$ 18	24,982
Issuance of Common Stock under SEDA, Shares		17,696
Stock Option expense	4,001		4,001
Adjustments to noncontrolling interests in Omagine LLC	(195,879)				(195,879)
Stock grant to consultant for services rendered	9,450	$ 5	9,445
Stock grant to consultant for services rendered, Shares		5,000
Issuance of Common Stock for cash	220,000	$ 206	219,794
Issuance of Common Stock for cash, Shares		206,281
Stock Options exercised by former Director	1,020	$ 2	1,018
Stock Options exercised by former Director, Shares		2,000
Exercise of Tempest Warrants	253,040	$ 161	252,879
Exercise of Tempest Warrants, Shares		160,603
Issuance of Common Stock for finders' fees on restricted Common Stock sales	72,500	$ 41	72,459
Issuance of Common Stock for finders' fees on restricted Common Stock sales, Shares		41,245
Stock Option expense - Extension of Strategic Options (1,965,000)	915,493		915,493
Stock Option expense - Extension of Strategic Options (950,000)	541,215		541,215
Stock Option expense - Stock Appreciation Rights (1,455,000 expiring December 31, 2017)	1,654,481		1,654,481
Payment-in-Kind capital contribution of land by noncontrolling interest in Omagine LLC	(718,614,000)		431,168,400		287,445,600
Net loss	(5,673,293)			(5,673,293)
Balances at Dec. 31, 2015	717,497,790	$ 18,728	468,651,654	(38,342,692)	287,170,100
Balances (in shares) at Dec. 31, 2015		18,728,313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 61	76,189
Issuance of Common Stock for 401(k) Plan contribution, Shares		61,001
Issuance of Common Stock for Directors' Stock Compensation for services	150,000	$ 116	149,884
Issuance of Common Stock for Directors' Stock Compensation for services, Shares		115,386
Issuance of restricted Common Stock for cash	744,000	$ 1,140	742,860
Issuance of restricted Common Stock for cash, Shares		1,139,488
Issuance of Common Stock to an Executive Officer in payment of salaries payable	50,400	$ 56	50,344
Issuance of Common Stock to an Executive Officer in payment of salaries payable, Shares		56,000
Issuance of Common Stock for Directors' Cash Compensation for services	75,000	$ 83	74,917
Issuance of Common Stock for Directors' Cash Compensation for services, Shares		83,334
Issuance of Common Stock under SEDA	25,000	$ 31	24,969
Issuance of Common Stock under SEDA, Shares		31,289
Stock Option expense	540		540
Adjustments to noncontrolling interests in Omagine LLC	(80,663)				(80,663)
Stock Option expense - Extension of Strategic Options (1,965,000)	232,263		232,263
Stock Option expense - Extension of Strategic Options (950,000)	59,660		59,660
Conversion of Convertible Note payable liability into Common Stock	30,984	$ 24	30,960
Conversion of Convertible Note payable liability into Common Stock, Shares		24,207
Issuance of Common Stock to a Director for the exercise of stock options	1,700	$ 2	1,698
Issuance of Common Stock to a Director for the exercise of stock options, Shares		2,000
Issuance of Common Stock to consultant for services	25,000	$ 30	24,970
Issuance of Common Stock to consultant for services, Shares		30,340
Issuance of Common Stock for SEDA commitment fees	150,000	$ 161	149,839
Issuance of Common Stock for SEDA commitment fees, Shares		161,290
Fair value of 150,000 warrants issued to lender in connection with $75,000 loan	61,530		61,530
Beneficial conversion feature of convertible note issued to lender in connection with $50,000 loan	18,538		18,538
Net loss	(2,930,574)			(2,930,574)
Balances at Dec. 31, 2016	716,187,418	$ 20,432	470,350,815	(41,273,266)	287,089,437
Balances (in shares) at Dec. 31, 2016		20,432,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 124	76,126
Issuance of Common Stock for 401(k) Plan contribution, Shares		123,782
Issuance of Common Stock for Directors' Stock Compensation for services	150,000	$ 244	149,756
Issuance of Common Stock for Directors' Stock Compensation for services, Shares		243,507
Issuance of restricted Common Stock for cash	233,078	$ 640	232,438
Issuance of restricted Common Stock for cash, Shares		639,948
Issuance of Common Stock to an Executive Officer in payment of salaries payable	76,000	$ 147	75,853
Issuance of Common Stock to an Executive Officer in payment of salaries payable, Shares		147,170
Issuance of Common Stock for Directors' Cash Compensation for services	150,000	$ 283	149,717
Issuance of Common Stock for Directors' Cash Compensation for services, Shares		283,020
Issuance of Restricted Common Stock to Stockholder Relations Agent for Services rendered January 1, 2016 to March 31, 2017	37,500	$ 94	37,406
Issuance of Restricted Common Stock to Stockholder Relations Agent for Services rendered January 1, 2016 to March 31, 2017, Shares		93,750
Issuance of Restricted Common Stock to Stockholder Relations Agent in advance for services to be rendered April 1, 2017 to December 31, 2017	22,500	$ 56	22,444
Issuance of Restricted Common Stock to Stockholder Relations Agent in advance for services to be rendered April 1, 2017 to December 31, 2017, shares		56,250
Issuance of Common Stock under SEDA	50,000	$ 132	49,868
Issuance of Common Stock under SEDA, Shares		132,275
Stock Option expense	270		270
Adjustments to noncontrolling interests in Omagine LLC	(9,363)				(9,363)
Net loss	(958,580)			(958,580)
Balances at Jun. 30, 2017	$ 716,015,073	$ 22,152	$ 471,144,693	$ (42,231,846)	$ 287,080,074
Balances (in shares) at Jun. 30, 2017		22,152,350